Vanguard Windsor™ II Fund

Supplement Dated September 25, 2019, to the Prospectus and Summary Prospectus Dated February 27, 2019

Effective immediately, Mark Giambrone will replace Jeff G. Fahrenbruch as a co-portfolio manager for the Barrow, Hanley, Mewhinney & Strauss, LLC portion of Vanguard Windsor II Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following replaces Jeff G. Fahrenbruch under the heading “Investment Advisors” in the Fund Summary section:

Mark Giambrone, Managing Director of Barrow, Hanley. He has co-managed a portion of the Fund since September 2019.

Prospectus Text Changes

The following replaces Jeff G. Fahrenbruch under the heading “Investment Advisors” in the More on the Fund section:

Mark Giambrone, Managing Director of Barrow, Hanley. He has managed investment portfolios for Barrow, Hanley since 1999 and has co-managed a portion of the Fund since September 2019. Education: B.S., Indiana University; M.B.A., University of Chicago.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 73A 092019

Vanguard Windsor™ Funds

Supplement Dated September 25, 2019, to the Statement of Additional Information Dated February 27, 2019

Important Changes to Vanguard Windsor II Fund

Effective immediately, Mark Giambrone will replace Jeff G. Fahrenbruch as a co-portfolio manager for the Barrow, Hanley, Mewhinney & Strauss, LLC portion of Vanguard Windsor II Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the “Investment Advisory and Other Services” section, the following replaces Jeff G. Fahrenbruch in the “Other Accounts Managed” sub-section on page B-41 for Barrow, Hanley:

1. Other Accounts Managed

Mark Giambrone co-manages a portion of Vanguard Windsor II Fund; as of October 31, 2018, the Fund held assets of $46 billion. As of October 31, 2018, Mr. Giambrone also managed 15 other registered investment companies with total assets of $8 billion (advisory fees based on account performance for 1 of these accounts with total assets of $23.5 million), 2 other pooled investment vehicles with total assets of $466.4 million (none of which had advisory fees based on account performance), and 51 other accounts with total assets of $6.6 billion (none of which had advisory fees based on account performance).

Within the same section, the following replaces the “Ownership of Securities” sub-section on page B-42:

4. Ownership of Securities

As of October 31, 2018, Mr. Ganucheau owned shares of Vanguard Windsor II Fund exceeding $1 million. As of August 31, 2019, Mr. Giambrone owned shares of Vanguard Windsor II Fund within the $500,001–$1,000,000 range.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 022A 092019